Document And Entity Information	Aug. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 28, 2026
Entity Registrant Name	INTERACTIVE STRENGTH INC.
Entity Central Index Key	0001785056
Entity Emerging Growth Company	true
Entity File Number	001-41610
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-1432916
Entity Address, Address Line One	1005 Congress Avenue, Suite 925
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
City Area Code	512
Local Phone Number	885-0035
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, $0.0001 par value per share
Trading Symbol	TRNR
Security Exchange Name	NASDAQ